Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ifrs_Cash and Cash Equivalents [Line Items]
Cash at bank	$ 916,488	$ 585,416
Cash and cash equivalents	916,488	585,416	$ 898,802	$ 633,450
AAA (F1+)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	127,781	15,413
AA+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		9,407
AA
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		115,810
A+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		30,576
A (F1)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	628,033	216,700
A-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		25,559
BBB+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		6,349
BBB
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,143
BBB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	162	25
BB
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		6,663
BB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		18,469
B+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		2,809
B
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	157,277	46,757
B-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		90,564
C
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	67
Not rated
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 25	$ 315